Income from operations - Employees by geographical location (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from operations [Line Items]
Average number of employees	78,538	76,445	73,767
Continuing operations [member] | Country of domicile [member]
Income from operations [Line Items]
Average number of employees	11,180	11,142	11,146
Continuing operations [member] | Foreign countries [member]
Income from operations [Line Items]
Average number of employees	67,357	65,303	62,621